Warrant Liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Warrant Liability [Abstract]
Summary of Warrant Liability
	Three Months Ended		Year Ended
	March 31, 2020		December 31, 2019
	Number of Warrants	Amount	Number of Warrants	Amount

Opening Balance	21,203,411	$3,621,444	13,901,859	$11,250,167

Issue of warrants expiring, March 21, 2024	-	-	8,455,882	15,897,059
Issue of warrants expiring, March 27, 2025	3,500,000	475,300	-	-
Warrants exercised during the period	(2,400,000)	(555,120)	(1,018,506)	(3,742,824)
Warrants expired during the period	-	-	(135,824)	-
Foreign exchange adjustment during the period	-	(51,091)	-	17,687
Fair value adjustment during the period	-	(1,117,476)	-	(19,800,645)

Ending Balance	22,303,411	$2,373,057	21,203,411	$3,621,444

	Year Ended December 31, 2019		Year Ended December 31, 2018
	Number of Warrants	Amount	Number of Warrants	Amount
Opening Balance	13,901,859	$11,250,167	4,933,231	$17,849,460
Issue of warrants expiring, April 10, 2023	—	—	1,295,554	5,212,087
Issue of warrants expiring, August 10, 2023	—	—	7,679,574	6,297,251
Issue of warrants expiring, March 21, 2024	8,455,882	15,897,059	—	—
Warrants exercised during the year	(1,018,506)	(3,742,824)	(6,500)	(28,949)
Warrants expired during the year	(135,824)	—	—	—
Foreign exhange adjustment during the year	—	17,687	—	(984,462)
Fair value adjustment during the year	—	(19,800,645)	—	(17,095,220)

Ending Balance	21,203,411	$3,621,444	13,901,859	$11,250,167